Lease agreements - Right-of-use assets - Reconciliation (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Presentation of leases for lessee [abstract]
Net book value of right-of-use assets - in the opening balance	€ 6,347
Increase (new right-of-use assets)	1,009
Impact of changes in the scope of consolidation	18
Depreciation and amortization	(1,239)
Impairment	(33)
Impact of changes in the assessments	169
Translation adjustment	21
Reclassifications and other items	(28)
Net book value of right-of-use assets - in the closing balance	€ 6,263